Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not have a formal policy with respect to the timing of awards of options in relation to the disclosure of material non-public information. However, the Compensation Committee generally seeks to avoid making grants four business days prior to, or one business day following, the filing of a periodic or current report with the SEC that discloses material non-public information. In addition, annual equity grants to directors are made at a specific predetermined time — five business days following the annual shareholders meeting.

Award Timing Method
The Company does not have a formal policy with respect to the timing of awards of options in relation to the disclosure of material non-public information. However, the Compensation Committee generally seeks to avoid making grants four business days prior to, or one business day following, the filing of a periodic or current report with the SEC that discloses material non-public information. In addition, annual equity grants to directors are made at a specific predetermined time — five business days following the annual shareholders meeting.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not have a formal policy with respect to the timing of awards of options in relation to the disclosure of material non-public information.